Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	¥ 87,935	¥ 1,327,682
Fair value of plan assets	60,831	1,225,290
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	84,752	1,301,163
Fair value of plan assets	¥ 60,831	¥ 1,225,290